Annual Total Returns- Janus Henderson US Managed Volatility Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson US Managed Volatility Fund - Class I	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	15.41%	2.28%	15.64%	35.85%	9.32%	3.42%	8.08%	20.57%	(3.54%)	23.49%